Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Securities - 6.7%
ACHV ABS TRUST, 6.4200%, 5/20/30 (144A) $ 1,069,576 $ 1,069,534
ACHV ABS TRUST, 6.6000%, 8/19/30 (144A) 5,000,000 5,003,203
ACHV ABS TRUST, 7.1700%, 8/19/30 (144A) 1,000,000 1,000,217
American Credit Acceptance Receivables Trust, 4.1200%, 2/13/26 (144A) 782,065 779,713
Arm Master Trust LLC, 6.5620%, 2/17/25 (144A) 3,500,000 3,490,044
BHG Securitization Trust, 0.9000%, 10/17/34 (144A) 1,558,509 1,493,197
Consumer Loan Underlying Bond Club Certificate Issuer Trust I, 4.7000%,
12/15/26 (144A) 197,911 197,769
Consumer Loan Underlying Bond CLUB Credit Trust, 4.4100%, 10/15/26 (144A) 308,796 308,540
Exeter Automobile Receivables Trust, 5.6100%, 6/16/25 4,208,867 4,206,682
Exeter Automobile Receivables Trust, 6.1100%, 9/15/25 3,500,000 3,500,808
Exeter Automobile Receivables Trust, 5.5800%, 4/15/26 5,910,000 5,886,841
Freed ABS Trust, 2.8300%, 3/20/28 (144A) 1,532,329 1,514,400
FREED ABS Trust, 6.9600%, 9/20/27 (144A) 529,476 529,540
LAD Auto Receivables Trust, 5.4400%, 5/15/24 (144A) 3,129,085 3,127,818
LAD Auto Receivables Trust, 5.9300%, 6/15/27 (144A) 5,000,000 4,985,953
Lendbuzz Securitization Trust, 5.3830%, 3/15/24 (144A) 160,132 160,096
Lendbuzz Securitization Trust, 5.8350%, 5/15/24 (144A) 2,232,255 2,232,028
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 1,372,381 1,330,712
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 3,000,000 3,002,117
Marlette Funding Trust, 3.5400%, 3/15/30 (144A) 4,755,743 4,683,691
Marlette Funding Trust, 6.0700%, 4/15/33 (144A) 4,703,353 4,692,656
Mission Lane Credit Card Master Trust, 7.2300%, 7/17/28 (144A) 7,565,000 7,518,841
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 1,340,087 1,239,972
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 3,770,506 3,372,598
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 5,392,599 5,251,263
Point Securitization Trust, 3.2282%, 2/25/52 (144A)
‡
1,925,096 1,811,872
Reach ABS Trust, 7.0500%, 2/18/31 (144A) 4,000,000 4,002,470
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 4,647,235 4,579,356
Santander Bank Auto Credit-Linked Notes, 5.7210%, 8/16/32 (144A) 7,396,518 7,319,733
Santander Drive Auto Receivables Trust, 6.0800%, 8/17/26 4,500,000 4,500,504
Santander Drive Auto Receivables Trust, 1.1300%, 11/16/26 6,245,000 5,977,846
Santander Drive Auto Receivables Trust, 1.2600%, 2/16/27 7,000,000 6,754,240
SoFi Consumer Loan Program Trust, 6.2100%, 4/15/31 (144A) 4,529,575 4,523,122
Upstart Securitization Trust, 1.3100%, 11/20/31 (144A) 1,479,396 1,453,025
US Auto Funding, 2.2000%, 5/15/26 (144A) 7,000,000 6,821,463
Total Asset-Backed Securities (cost $118,976,771) 118,321,864
Mortgage-Backed Securities - 157.7%
A&D Mortgage Trust , 6.1320% , 5/25/68 (144A)
Ç
2,808,264 2,771,742
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 6.2690%, 2/25/50 (144A)
‡
3,573,961 3,309,725
SOFR30A + 1.3500%, 6.4190%, 2/25/50 (144A)
‡
1,965,678 1,808,154
SOFR30A + 1.5500%, 6.6190%, 2/25/50 (144A)
‡
2,330,818 2,071,107
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
1,021,558 964,592
Connecticut Avenue Securities Trust
SOFR30A + 2.5145%, 7.5835%, 4/25/31 (144A)
‡
75,004 75,231
SOFR30A + 2.5645%, 7.6335%, 7/25/31 (144A)
‡
59,959 60,197
SOFR30A + 2.2645%, 7.3335%, 9/25/31 (144A)
‡
364,510 364,509
SOFR30A + 2.1145%, 7.1835%, 1/25/40 (144A)
‡
1,773,690 1,773,103
SOFR30A + 1.5500%, 6.6190%, 10/25/41 (144A)
‡
4,507,308 4,449,555
SOFR30A + 0.8500%, 5.9190%, 12/25/41 (144A)
‡
1,477,577 1,470,270
SOFR30A + 1.0000%, 6.0690%, 12/25/41 (144A)
‡
1,164,014 1,153,958
SOFR30A + 1.6500%, 6.7190%, 12/25/41 (144A)
‡
2,885,000 2,821,756
SOFR30A + 1.2000%, 6.2690%, 1/25/42 (144A)
‡
8,157,699 8,150,838

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 3.0000%, 8.0690%, 1/25/42 (144A)
‡
$ 5,000,000 $ 5,027,040
SOFR30A + 2.0000%, 7.0690%, 3/25/42 (144A)
‡
1,243,180 1,249,092
SOFR30A + 2.1000%, 7.1690%, 3/25/42 (144A)
‡
4,776,768 4,804,036
SOFR30A + 2.5000%, 7.5690%, 4/25/43 (144A)
‡
2,740,883 2,781,901
SOFR30A + 2.7000%, 7.7690%, 7/25/43 (144A)
‡
4,104,000 4,134,115
SOFR30A + 3.9000%, 8.9690%, 7/25/43 (144A)
‡
5,400,000 5,484,375
DBCCRE Mortgage Trust , 4.5895% , 1/10/34 (144A) 1,750,000 1,703,270
Extended Stay America Trust , CME Term SOFR 1 Month + 2.3645% ,
7.5865% , 7/15/38 (144A)
‡
2,882,470 2,812,582
FHLMC Gold Pool, 30 Year
4.0000%, 8/1/48 3,434,137 3,255,938
4.0000%, 9/1/48 1,940,808 1,840,098
FHLMC Gold Pools, Other
3.5000%, 8/1/42 57,902 53,869
3.5000%, 8/1/42 54,498 50,703
3.0000%, 3/1/43 3,098 2,785
3.0000%, 6/1/43 65,203 57,968
3.0000%, 11/1/43 1,032,454 928,444
FHLMC STACR Debt Notes
SOFR30A + 2.3000%, 7.3690%, 8/25/33 (144A)
‡
18,773,583 18,813,033
SOFR30A + 2.6500%, 7.7190%, 7/25/42 (144A)
‡
305,759 310,546
FHLMC STACR REMIC Trust
SOFR30A + 0.7500%, 5.8190%, 10/25/33 (144A)
‡
1,641,483 1,633,860
SOFR30A + 2.1000%, 7.1690%, 10/25/33 (144A)
‡
4,200,000 4,164,284
SOFR30A + 1.6500%, 6.7190%, 1/25/34 (144A)
‡
2,271,140 2,261,244
SOFR30A + 2.1000%, 7.1690%, 9/25/41 (144A)
‡
8,235,000 8,063,831
SOFR30A + 0.8000%, 5.8690%, 10/25/41 (144A)
‡
4,684,541 4,667,083
SOFR30A + 0.8500%, 5.9190%, 11/25/41 (144A)
‡
3,962,844 3,910,603
SOFR30A + 1.8000%, 6.8690%, 11/25/41 (144A)
‡
14,000,000 13,739,403
SOFR30A + 1.3000%, 6.3690%, 2/25/42 (144A)
‡
1,857,536 1,847,118
SOFR30A + 2.1500%, 7.2190%, 9/25/42 (144A)
‡
1,998,491 2,009,622
SOFR30A + 5.2145%, 10.2835%, 6/25/50 (144A)
‡
1,644,354 1,767,135
SOFR30A + 2.0000%, 7.0690%, 12/25/50 (144A)
‡
1,552,300 1,562,879
SOFR30A + 1.8000%, 6.8690%, 1/25/51 (144A)
‡
7,682,728 7,692,736
FHLMC STACR Trust , SOFR30A + 2.0645% , 7.1335% , 10/25/49 (144A)
‡
927,629 928,778
FHLMC UMBS
3.0000%, 5/1/31 91,484 86,272
2.5000%, 12/1/31 11,871 11,008
3.0000%, 9/1/32 87,695 82,464
3.0000%, 1/1/33 49,042 46,117
2.5000%, 12/1/33 398,935 369,939
2.5000%, 11/1/34 812,491 741,598
3.0000%, 3/1/43 2,611,341 2,347,708
3.5000%, 12/1/44 521,332 484,558
3.0000%, 12/1/46 15,969 14,252
4.0000%, 3/1/47 150,527 143,578
3.0000%, 4/1/47 1,303,211 1,163,098
4.0000%, 11/1/47 393,314 374,580
3.0000%, 12/1/47 22,166 19,783
4.5000%, 8/1/48 118,312 115,123
4.0000%, 9/1/48 1,154,736 1,093,508
5.0000%, 9/1/48 81,985 81,419
4.0000%, 11/1/48 202,960 192,198

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
4.0000%, 12/1/48 $ 2,463,810 $ 2,333,170
4.5000%, 12/1/48 4,512,912 4,391,278
4.5000%, 12/1/48 339,086 330,650
4.5000%, 12/1/48 28,776 28,128
4.0000%, 5/1/49 443,085 418,537
4.0000%, 6/1/49 1,510,815 1,429,164
4.5000%, 6/1/49 170,210 165,285
4.0000%, 7/1/49 1,586,803 1,501,045
4.0000%, 7/1/49 5,994,591 5,670,617
4.5000%, 7/1/49 215,805 209,561
4.5000%, 7/1/49 1,444,753 1,402,946
3.0000%, 8/1/49 2,217,348 1,975,194
3.0000%, 8/1/49 122,971 108,016
3.5000%, 8/1/49 310,629 284,943
4.5000%, 8/1/49 1,292,414 1,255,016
4.5000%, 12/1/49 348,401 338,319
4.5000%, 1/1/50 864,589 839,570
4.5000%, 1/1/50 241,380 234,395
4.5000%, 2/1/50 781,772 759,150
3.5000%, 3/1/50 408,472 373,709
4.0000%, 3/1/50 2,404,378 2,276,889
4.0000%, 6/1/50 3,990,292 3,790,004
4.5000%, 9/1/50 14,439,228 14,050,056
4.0000%, 10/1/50 693,237 655,772
4.5000%, 2/1/51 13,715,317 13,263,388
4.5000%, 9/1/51 7,336,631 7,094,884
3.0000%, 2/1/52 994,592 881,072
3.0000%, 3/1/52 1,807,046 1,600,374
4.5000%, 3/1/52 112,695 107,939
3.5000%, 4/1/52 865,954 788,868
3.5000%, 4/1/52 2,348,005 2,159,761
3.5000%, 4/1/52 2,778,382 2,533,329
3.5000%, 4/1/52 2,950,282 2,690,067
3.5000%, 4/1/52 947,031 862,844
3.5000%, 6/1/52 12,948,424 11,850,664
3.5000%, 7/1/52 4,809,104 4,398,409
4.0000%, 7/1/52 4,424,150 4,141,719
5.5000%, 7/1/52 4,192,472 4,198,545
4.0000%, 8/1/52 5,021,561 4,697,986
4.5000%, 8/1/52 5,325,894 5,110,194
5.0000%, 8/1/52 8,058,501 7,937,990
5.0000%, 8/1/52 41,775,250 41,431,724
5.5000%, 8/1/52 3,913,245 3,918,913
4.0000%, 9/1/52 6,172,970 5,778,897
5.5000%, 9/1/52 3,406,840 3,411,775
5.0000%, 10/1/52 147,126 144,712
5.0000%, 10/1/52 7,359,410 7,238,633
5.0000%, 10/1/52 4,842,203 4,754,739
5.5000%, 11/1/52 16,235,595 16,285,651
5.5000%, 11/1/52 1,438,132 1,439,038
5.0000%, 12/1/52 19,760,590 19,391,902
5.5000%, 1/1/53 4,649,653 4,663,988
5.5000%, 1/1/53 3,703,145 3,714,563

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 3/1/53 $ 5,978,028 $ 5,841,642
5.0000%, 3/1/53 5,820,223 5,687,438
5.0000%, 3/1/53 6,343,023 6,198,311
5.0000%, 3/1/53 2,956,925 2,889,465
5.0000%, 3/1/53 549,399 536,865
5.5000%, 3/1/53 2,208,907 2,194,416
5.5000%, 3/1/53 4,963,396 4,966,520
5.5000%, 3/1/53 2,650,694 2,658,866
5.5000%, 3/1/53 2,655,172 2,637,753
5.0000%, 4/1/53 2,134,859 2,086,153
5.0000%, 4/1/53 3,061,114 2,991,276
5.0000%, 4/1/53 1,336,482 1,305,742
5.5000%, 4/1/53 1,940,297 1,927,568
5.5000%, 4/1/53 3,163,803 3,143,046
5.5000%, 4/1/53 1,865,876 1,853,634
5.5000%, 4/1/53 3,171,953 3,151,143
5.5000%, 4/1/53 2,972,871 2,953,367
5.5000%, 4/1/53 2,255,487 2,240,690
5.0000%, 5/1/53 2,469,304 2,412,968
5.0000%, 5/1/53 2,434,252 2,378,262
5.0000%, 5/1/53 2,074,909 2,027,572
5.0000%, 5/1/53 2,981,132 2,912,563
5.0000%, 5/1/53 11,008,396 10,791,316
5.0000%, 5/1/53 4,479,546 4,391,211
5.0000%, 5/1/53 5,556,892 5,430,114
5.0000%, 5/1/53 2,529,105 2,479,233
5.0000%, 5/1/53 3,929,410 3,839,762
5.0000%, 5/1/53 2,848,258 2,782,745
5.0000%, 5/1/53 2,460,042 2,404,057
5.0000%, 5/1/53 4,333,144 4,234,530
5.0000%, 5/1/53 6,230,656 6,088,507
5.5000%, 5/1/53 1,821,791 1,809,839
5.5000%, 5/1/53 2,311,367 2,296,203
5.5000%, 5/1/53 1,334,682 1,325,925
5.5000%, 5/1/53 1,520,841 1,510,864
5.5000%, 5/1/53 3,313,502 3,307,457
5.5000%, 5/1/53 4,095,421 4,101,354
5.5000%, 5/1/53 3,616,381 3,592,159
5.5000%, 5/1/53 1,663,898 1,652,754
6.0000%, 5/1/53 2,023,303 2,036,802
6.0000%, 5/1/53 1,153,340 1,161,034
6.0000%, 5/1/53 1,688,829 1,700,097
6.5000%, 5/1/53 2,623,927 2,681,366
6.5000%, 5/1/53 4,008,261 4,097,761
6.5000%, 5/1/53 1,637,008 1,670,138
5.0000%, 6/1/53 2,379,543 2,330,705
5.0000%, 6/1/53 6,633,662 6,502,849
5.0000%, 6/1/53 2,659,032 2,598,368
5.0000%, 6/1/53 1,208,900 1,181,737
5.0000%, 6/1/53 7,619,481 7,446,077
5.0000%, 6/1/53 1,770,265 1,730,249
5.0000%, 6/1/53 4,062,486 3,969,802
5.0000%, 6/1/53 1,347,311 1,319,659

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.0000%, 6/1/53 $ 6,494,249 $ 6,346,087
5.0000%, 6/1/53 7,920,854 7,740,144
5.5000%, 6/1/53 6,868,443 6,823,381
5.5000%, 6/1/53 2,023,045 2,009,772
5.5000%, 6/1/53 7,335,441 7,322,061
5.5000%, 6/1/53 2,024,866 2,011,581
5.5000%, 6/1/53 2,779,880 2,761,642
5.5000%, 6/1/53 13,003,865 13,043,958
5.5000%, 6/1/53 30,486,222 30,580,217
5.5000%, 6/1/53 3,037,306 3,016,963
6.0000%, 6/1/53 2,423,200 2,439,367
6.5000%, 6/1/53 2,257,120 2,307,519
6.5000%, 6/1/53 1,583,844 1,619,209
6.5000%, 6/1/53 1,613,065 1,645,711
5.5000%, 7/1/53 1,623,479 1,628,484
5.5000%, 7/1/53 1,513,000 1,517,665
FHLMC, REMIC
SOFR30A + 0.4645%, 5.5324%, 2/15/32
‡
20,065 19,991
SOFR30A + 0.7645%, 5.8324%, 3/15/32
‡
30,830 30,951
SOFR30A + 0.6145%, 5.6824%, 7/15/32
‡
13,300 13,386
SOFR30A + 0.5145%, 5.5824%, 1/15/33
‡
20,303 20,224
SOFR30A + 0.3645%, 5.4324%, 9/15/35
‡
16,821 16,777
SOFR30A + 0.7045%, 5.7724%, 10/15/37
‡
59,135 58,539
SOFR30A + 0.4145%, 5.4824%, 8/15/40
‡
22,861 22,961
SOFR30A + 0.6145%, 5.6824%, 9/15/40
‡
61,323 60,887
SOFR30A + 0.6645%, 5.7324%, 4/15/41
‡
203,724 202,277
FHLMC, STRIPS , 2.5000% , 1/25/51
(a)
26,429,771 3,932,467
FNMA , SOFR30A + 0.9000% , 5.9690% , 11/25/41 (144A)
‡
6,053,750 6,008,347
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 7.0690% , 11/25/41
(144A)
‡
5,562,016 5,450,886
FNMA UMBS
2.5000%, 8/1/31 13,643 12,652
2.5000%, 10/1/31 15,607 14,473
2.5000%, 2/1/32 14,192 13,161
3.0000%, 11/1/34 63,267 59,195
3.0000%, 12/1/34 67,666 63,312
3.0000%, 1/1/43 196,384 176,602
3.0000%, 5/1/43 1,439,442 1,294,163
3.0000%, 5/1/43 1,120,438 1,007,356
3.0000%, 10/1/44 895,071 804,910
4.0000%, 5/1/45 740,720 706,905
4.0000%, 7/1/45 632,097 602,923
3.5000%, 12/1/45 498,236 459,928
3.0000%, 1/1/46 17,704 15,804
3.5000%, 1/1/46 44,380 40,968
3.0000%, 3/1/46 1,796,501 1,603,368
4.0000%, 7/1/46 1,214,962 1,153,263
3.0000%, 1/1/47 84,679 75,576
3.0000%, 1/1/47 374,534 334,270
3.5000%, 3/1/47 436,423 402,867
4.0000%, 5/1/47 311,415 296,925
3.5000%, 7/1/47 386,058 356,375
3.5000%, 8/1/47 139,420 129,028

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 10/1/47 $ 1,574,161 $ 1,491,883
4.0000%, 11/1/47 7,016,899 6,650,141
3.5000%, 12/1/47 152,338 140,983
3.0000%, 2/1/48 491,825 439,140
5.0000%, 5/1/48 1,563,479 1,552,698
4.5000%, 6/1/48 1,749,486 1,702,358
3.5000%, 7/1/48 9,825,004 9,037,632
4.0000%, 7/1/48 1,926,683 1,824,517
4.0000%, 10/1/48 739,141 701,263
4.0000%, 11/1/48 2,253,091 2,133,617
4.0000%, 12/1/48 357,429 338,475
4.0000%, 2/1/49 1,152,619 1,091,499
4.0000%, 2/1/49 1,289,622 1,221,237
4.0000%, 6/1/49 295,548 279,590
4.5000%, 6/1/49 152,993 148,562
4.5000%, 7/1/49 5,997 5,824
3.0000%, 8/1/49 117,229 102,976
3.0000%, 8/1/49 110,107 96,721
4.5000%, 8/1/49 222,003 215,573
4.5000%, 8/1/49 61,438 59,659
3.0000%, 9/1/49 225,974 201,354
4.0000%, 9/1/49 4,765,310 4,508,019
4.5000%, 9/1/49 231,710 224,999
4.0000%, 11/1/49 428,452 406,327
4.0000%, 11/1/49 4,839,107 4,582,504
4.5000%, 12/1/49 292,699 284,222
4.5000%, 1/1/50 298,574 289,926
4.5000%, 1/1/50 7,679,840 7,472,958
4.0000%, 3/1/50 7,084,422 6,721,380
4.0000%, 3/1/50 3,837,900 3,634,387
4.0000%, 3/1/50 1,457,170 1,379,900
4.0000%, 4/1/50 1,889,473 1,784,054
3.0000%, 5/1/50 2,648,963 2,355,532
4.5000%, 7/1/50 1,116,098 1,079,239
4.0000%, 8/1/50 2,307,759 2,179,003
3.0000%, 9/1/50 4,617,708 4,074,319
4.0000%, 9/1/50 8,135,965 7,696,684
4.0000%, 10/1/50 7,755,795 7,355,296
4.5000%, 10/1/50 2,528,089 2,454,870
4.5000%, 10/1/50 4,682,844 4,556,696
4.5000%, 12/1/50 1,586,734 1,534,332
4.0000%, 3/1/51 191,456 181,304
4.0000%, 3/1/51 382,873 362,200
4.0000%, 3/1/51 25,452,591 24,078,343
4.0000%, 10/1/51 2,750,412 2,601,911
4.0000%, 10/1/51 84,164,125 79,619,896
3.0000%, 12/1/51 47,046,884 41,527,009
3.5000%, 1/1/52 2,275,212 2,092,920
3.5000%, 2/1/52 5,708,629 5,249,486
3.5000%, 3/1/52 5,455,186 4,994,315
3.0000%, 4/1/52 4,338,873 3,841,719
3.5000%, 4/1/52 4,068,105 3,705,911
3.5000%, 4/1/52 3,661,213 3,338,242

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
3.5000%, 4/1/52 $ 1,185,885 $ 1,080,302
3.5000%, 4/1/52 1,381,007 1,258,222
3.5000%, 4/1/52 1,194,647 1,089,262
3.5000%, 4/1/52 5,258,745 4,827,850
4.0000%, 4/1/52 2,763,530 2,599,835
4.5000%, 4/1/52 457,230 437,940
4.5000%, 4/1/52 134,017 128,340
4.5000%, 4/1/52 262,159 251,099
4.5000%, 4/1/52 540,608 517,802
4.5000%, 4/1/52 238,029 227,987
4.5000%, 4/1/52 208,129 199,349
3.5000%, 5/1/52 3,916,415 3,570,326
3.5000%, 5/1/52 23,858,971 21,896,603
3.5000%, 5/1/52 3,146,364 2,878,598
4.5000%, 5/1/52 725,405 694,802
3.5000%, 6/1/52 2,307,184 2,110,120
3.5000%, 6/1/52 13,023,610 11,955,384
3.5000%, 6/1/52 22,318,524 20,469,015
4.0000%, 6/1/52 1,235,506 1,155,305
4.0000%, 6/1/52 4,265,873 3,988,447
3.5000%, 7/1/52 11,333,932 10,365,864
3.5000%, 7/1/52 3,265,597 2,994,981
3.5000%, 7/1/52 576,871 529,376
4.0000%, 7/1/52 1,857,352 1,736,784
4.5000%, 7/1/52 2,338,031 2,243,382
3.5000%, 8/1/52 2,830,554 2,587,909
3.5000%, 8/1/52 1,037,581 951,277
4.5000%, 8/1/52 21,648,561 20,772,174
5.0000%, 8/1/52 18,495,444 18,218,891
5.5000%, 8/1/52 6,817,723 6,827,618
5.0000%, 9/1/52 16,787,949 16,406,043
5.5000%, 9/1/52 14,085,446 14,010,631
5.0000%, 10/1/52 2,432,921 2,393,000
5.0000%, 10/1/52 1,069,806 1,052,252
5.5000%, 10/1/52 22,786,371 22,640,733
5.5000%, 10/1/52 21,737,567 21,804,672
4.5000%, 11/1/52 7,596,329 7,353,149
5.0000%, 11/1/52 12,084,805 11,834,039
5.0000%, 11/1/52 6,085,005 5,985,156
5.5000%, 11/1/52 6,258,776 6,233,363
5.5000%, 11/1/52 1,200,804 1,201,563
5.5000%, 11/1/52 5,405,048 5,421,733
5.5000%, 11/1/52 15,099,455 15,121,371
4.5000%, 12/1/52 3,797,176 3,648,132
5.0000%, 1/1/53 11,748,150 11,504,370
5.5000%, 1/1/53 1,454,380 1,458,870
5.5000%, 2/1/53 32,288,461 32,388,138
5.5000%, 2/1/53 3,905,806 3,879,636
5.0000%, 3/1/53 1,869,222 1,826,558
5.0000%, 3/1/53 3,777,440 3,691,222
5.0000%, 3/1/53 2,097,437 2,049,564
5.0000%, 3/1/53 4,513,922 4,410,051
5.5000%, 3/1/53 1,604,174 1,601,251

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
5.5000%, 3/1/53 $ 4,787,882 $ 4,768,442
5.5000%, 3/1/53 4,847,956 4,851,025
5.5000%, 3/1/53 5,196,108 5,161,293
5.5000%, 3/1/53 8,245,040 8,190,927
5.5000%, 3/1/53 4,242,175 4,244,861
5.5000%, 3/1/53 2,718,910 2,720,631
5.5000%, 3/1/53 5,162,703 5,178,650
6.5000%, 3/1/53 1,632,547 1,665,518
5.0000%, 4/1/53 2,555,583 2,497,254
5.0000%, 4/1/53 510,834 499,174
5.0000%, 4/1/53 2,261,136 2,209,527
5.0000%, 4/1/53 608,733 594,839
5.5000%, 4/1/53 764,243 762,850
5.5000%, 4/1/53 2,787,876 2,769,579
5.5000%, 4/1/53 3,585,418 3,561,886
6.0000%, 4/1/53 2,034,472 2,048,048
6.0000%, 4/1/53 2,462,436 2,478,867
6.0000%, 4/1/53 1,757,519 1,769,247
5.0000%, 5/1/53 1,556,989 1,521,161
5.0000%, 5/1/53 2,495,165 2,438,214
5.0000%, 5/1/53 2,833,818 2,768,608
5.0000%, 5/1/53 1,914,940 1,871,232
5.0000%, 5/1/53 7,572,920 7,400,072
5.5000%, 5/1/53 4,379,890 4,351,145
5.5000%, 5/1/53 1,432,258 1,429,648
5.5000%, 5/1/53 741,685 740,333
5.5000%, 5/1/53 2,171,970 2,157,417
5.5000%, 5/1/53 2,468,247 2,452,047
6.0000%, 5/1/53 4,391,588 4,417,353
6.0000%, 5/1/53 5,426,256 5,462,465
6.0000%, 5/1/53 13,303,549 13,420,462
6.5000%, 5/1/53 8,308,794 8,493,939
6.5000%, 5/1/53 3,139,690 3,208,277
6.5000%, 5/1/53 4,128,203 4,211,577
6.5000%, 5/1/53 2,023,610 2,063,123
5.0000%, 6/1/53 4,524,080 4,420,820
5.0000%, 6/1/53 7,717,952 7,541,794
5.0000%, 6/1/53 6,106,856 5,967,815
5.0000%, 6/1/53 883,559 866,129
5.5000%, 6/1/53 2,404,195 2,388,086
5.5000%, 6/1/53 4,655,382 4,624,828
6.0000%, 6/1/53 4,289,127 4,317,748
6.0000%, 6/1/53 3,646,432 3,670,764
6.0000%, 6/1/53 2,744,952 2,763,269
6.5000%, 6/1/53 1,889,392 1,926,283
FNMA, Other
3.0000%, 4/1/38 159,196 143,129
3.0000%, 9/1/42 249,801 224,639
3.0000%, 10/1/42 191,741 172,427
3.0000%, 1/1/43 323,884 291,259
3.0000%, 3/1/43 413,854 372,085
3.0000%, 5/1/43 96,248 86,534
3.0000%, 6/1/46 364,099 326,505

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, Other - (continued)
3.0000%, 11/1/46 $ 77,073 $ 68,939
3.0000%, 2/1/57 1,647,544 1,435,790
2.5000%, 6/1/62 47,006,047 39,094,410
FNMA, REMIC
3.0000%, 7/25/28 473,712 448,837
SOFR30A + 0.5145%, 5.5835%, 4/25/32
‡
28,126 28,003
SOFR30A + 0.6645%, 5.7335%, 4/25/32
‡
17,005 17,033
SOFR30A + 0.6145%, 5.6835%, 9/25/33
‡
24,440 24,436
SOFR30A + 0.4145%, 5.4835%, 10/25/35
‡
22,674 22,471
SOFR30A + 0.4645%, 5.5335%, 4/25/36
‡
77,895 77,068
SOFR30A + 0.6345%, 5.7035%, 9/25/37
‡
23,035 22,978
SOFR30A + 0.5145%, 5.5835%, 9/25/40
‡
12,625 12,637
ICE LIBOR USD 1 Month + 55.0000%, 0.0000%, 10/25/40
‡
41,248 61,957
SOFR30A + 0.5445%, 5.6135%, 11/25/40
‡
14,827 14,736
SOFR30A + 0.5145%, 5.5835%, 9/25/42
‡
10,036 9,796
SOFR30A + 0.4645%, 5.5335%, 10/25/42
‡
129,862 127,298
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 276,714
SOFR30A + 0.6145%, 5.6835%, 2/25/43
‡
37,735 37,443
3.5000%, 1/25/61
(a)
23,053,607 4,376,488
FNMA/FHLMC UMBS, 15 Year, Single Family
3.0000%, TBA, 15 Year Maturity
(b)
22,190,036 20,662,540
3.5000%, TBA, 15 Year Maturity
(b)
52,931,419 50,236,786
4.0000%, TBA, 15 Year Maturity
(b)
48,169,370 46,477,517
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
(b)
193,124,255 156,284,451
2.5000%, TBA, 30 Year Maturity
(b)
579,971,096 488,762,522
3.0000%, TBA, 30 Year Maturity
(b)
134,390,776 117,638,697
3.5000%, TBA, 30 Year Maturity
(b)
17,853,666 16,180,153
5.0000%, TBA, 30 Year Maturity
(b)
21,640,000 21,144,228
6.0000%, TBA, 30 Year Maturity
(b)
24,990,000 25,136,441
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 11.2177% , 9/25/29
(144A)
‡
922,226 894,612
GNMA
CME Term SOFR 1 Month + 0.5145%, 5.7361%, 8/16/29
‡
14,162 14,254
CME Term SOFR 1 Month + 0.5145%, 5.7691%, 7/20/34
‡
38,950 38,616
CME Term SOFR 1 Month + 0.4145%, 5.6361%, 8/16/34
‡
29,415 29,125
CME Term SOFR 1 Month + 0.3145%, 5.5690%, 6/20/35
‡
22,707 22,305
CME Term SOFR 1 Month + 0.2645%, 5.5190%, 8/20/35
‡
28,183 27,604
CME Term SOFR 1 Month + 0.4145%, 5.6690%, 4/20/37
‡
9,738 9,567
CME Term SOFR 1 Month + 0.4245%, 5.6791%, 6/20/37
‡
26,640 26,173
CME Term SOFR 1 Month + 0.4345%, 5.6891%, 7/20/37
‡
42,338 41,472
CME Term SOFR 1 Month + 0.6145%, 5.8691%, 10/20/37
‡
13,654 13,465
CME Term SOFR 1 Month + 0.6145%, 5.8691%, 10/20/37
‡
32,279 31,422
CME Term SOFR 1 Month + 0.6145%, 5.8691%, 2/20/38
‡
53,605 53,075
CME Term SOFR 1 Month + 0.6145%, 5.8691%, 2/20/38
‡
26,681 26,437
CME Term SOFR 1 Month + 0.7145%, 5.9361%, 1/16/40
‡
8,831 8,768
CME Term SOFR 1 Month + 0.4645%, 5.7191%, 6/20/40
‡
585 582
CME Term SOFR 1 Month + 0.5445%, 5.7661%, 10/16/40
‡
39,198 39,059
0.0000%, 5/16/41
¤
4,251,145 3,196,478
CME Term SOFR 1 Month + 0.4145%, 5.6690%, 7/20/41
‡
18,455 18,378
GNMA II, 30 Year
4.5000%, 2/20/48 1,219,875 1,190,356
4.0000%, 5/20/48 276,311 263,761

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year - (continued)
4.0000%, 6/20/48 $ 929,191 $ 886,988
4.5000%, 7/20/48 135,110 130,499
4.5000%, 11/20/48 170,592 166,330
5.0000%, 1/20/49 10,020 9,893
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
21,077,414 18,182,347
3.0000%, TBA, 30 Year Maturity
(b)
63,594,962 56,587,688
3.5000%, TBA, 30 Year Maturity
(b)
32,813,377 30,157,528
4.0000%, TBA, 30 Year Maturity
(b)
71,568,688 67,411,263
4.5000%, TBA, 30 Year Maturity
(b)
72,120,488 69,379,044
5.0000%, TBA, 30 Year Maturity
(b)
31,369,194 30,742,532
5.5000%, TBA, 30 Year Maturity
(b)
20,289,288 20,168,404
GNMA II, Other
4.0000%, 2/20/49 177,712 167,304
4.0000%, 4/20/49 155,516 146,408
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 7.6625%, 10/25/57 (144A)
‡
9,687,709 9,605,441
CME Term SOFR 1 Month + 2.6145%, 7.9125%, 10/25/57 (144A)
‡
2,642,806 2,620,555
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
582,300 500,507
PRPM LLC
2.2370%, 10/25/51 (144A)
‡
2,000,000 1,557,387
2.4850%, 10/25/51 (144A)
‡
2,600,000 1,969,120
RCKT Mortgage Trust , 6.5150% , 6/25/43 (144A)
‡
9,912,118 9,867,293
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
801,713 680,076
4.0000%, 9/25/49 (144A)
‡
103,782 90,213
Towd Point Mortgage Trust , 6.7500% , 7/25/63 (144A)
‡
3,725,000 3,719,310
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
736,302 732,731
0.0000%, 8/25/46 (144A)
¤
3,230,000 3,214,136
Total Mortgage-Backed Securities (cost $2,802,589,689) 2,763,106,331
Investment Companies - 13.4%
Money Market Funds - 13.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
£,∞
(cost $234,024,646) 233,978,587 234,025,383
Total Investments (total cost $3,155,591,106 ) - 177.8% 3,115,453,578
Liabilities, net of Cash, Receivables and Other Assets - (77.8%) (1,362,790,912)
Net Assets - 100.0% $1,752,662,666
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 3,115,453,578 100.0%
$ – – %
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (37.9)%
Mortgage-Backed Securities - (37.9)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
(b)
$ (17,118,000) $ (15,513,444)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
(b)
(152,556,656) (142,475,560)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(30,661,439) (29,365,717)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
(b)
$ (240,910,513) $ (235,391,253)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(211,613,552) (210,202,513)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
(b)
(30,704,446) (30,884,374)
Total Securities Sold Short (proceeds $668,331,865) $ (663,832,861)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (663,832,861) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - 13.4%
Money Market Funds - 13.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 1,767,116 $ 4,027 $ 681 $ 234,025,383
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
59
Δ
– – –
Total Affiliated Investments - 13.4% $ 1,767,175 $ 4,027 $ 681 $ 234,025,383
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - 13.4%
Money Market Funds - 13.4%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 7,789,100 $ 1,228,068,075 $ (1,001,836,500) $ 234,025,383
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.1925%
∞
– 72,508 (72,508) –
Total Affiliated Investments - 13.4% $ 7,789,100 $ 1,228,140,583 $ (1,001,909,008) $ 234,025,383
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Short:
U.S. Treasury 10 Year Notes 109 9/20/23 $ (12,143,281) $ 90,977
U.S. Treasury 10 Year Ultra Bonds 591 9/20/23 (69,137,766) 993,045
U.S. Treasury 5 Year Notes 348 9/29/23 (37,173,469) 161,572
Total $1,245,594
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2023
Futures contracts:
Average notional amount of contracts - long $50,116,800
Average notional amount of contracts - short 99,175,063
Credit default swaps:
Average notional amount - buy protection 37,088,889

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2023.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $267,018,860 which represents 15.2% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 118,321,864 $ —
Mortgage-Backed Securities — 2,763,106,331 —
Investment Companies — 234,025,383 —
Total Investments in Securities $ — $ 3,115,453,578 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 1,245,594 $ — $ —
Total Assets $ 1,245,594 $ 3,115,453,578 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 663,832,861 $ —
Total Liabilities $ — $ 663,832,861 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
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